RELATED PARTIES (Schedule Of Amount Due To/From Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Amount due from related parties	$ 4,429	$ 3,093
Amount due to related parties	4,380	1,159
Zhejiang UFO [Member]
Related Party Transaction [Line Items]
Amount due from related parties	4,301
Jonway Group [Member]
Related Party Transaction [Line Items]
Amount due to related parties	3,203	122
Jonway Motor Cycle [Member]
Related Party Transaction [Line Items]
Amount due to related parties	261	181
Taizhou Huadu [Member]
Related Party Transaction [Line Items]
Amount due to related parties	603	431
ZAP Hangzhou [Member]
Related Party Transaction [Line Items]
Amount due from related parties	128
Amount due to related parties		147
Better World [Member]
Related Party Transaction [Line Items]
Amount due to related parties		152
Cathaya Capital [Member]
Related Party Transaction [Line Items]
Amount due to related parties		$ 90